Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2016	2015
Federal - current provision	$6,352	$4,067
Federal - deferred provision	73	280
Total federal provision	6,425	4,347
State - current provision	795	377
State - deferred provision	37	87
Total state provision	832	464
Total provision for income taxes	$7,257	$4,811

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation between the reported income tax provision and the amount computed by multiplying income before taxes by the statutory Federal income tax rate for the past two years is as follows:

	For the years ended December 31,
(In thousands, except percentages)	2016	2015
Federal income tax provision at statutory rate	$7,162	$5,028
Increases (decreases) resulting from:
Bank owned life insurance	(132)	(133)
Tax-exempt interest	(71)	(99)
Meals and entertainment	21	18
State income taxes, net of federal income tax effect	541	302
Other, net	(264)	(305)
Provision for income taxes	$7,257	$4,811
Effective tax rate	35.5%	33.5%

Schedule of Deferred Tax Assets and Liabilities
The components of the net deferred tax asset at December 31, 2016 and 2015 are as follows:

(In thousands)	December 31, 2016	December 31, 2015
Deferred tax assets:
Allowance for loan losses	$5,115	$5,212
Stock-based compensation	565	515
OREO Writedowns	420	—
SERP	418	369
Depreciation	345	519
Deferred compensation	324	262
State net operating loss	123	139
Net unrealized security gains	110	2
Commitment reserve	74	56
Loss interest on nonaccrual loans	58	173
Other	85	94
Gross deferred tax assets	7,637	7,341
Valuation allowance	(123)	(139)
Total deferred tax assets	7,514	7,202
Deferred tax liabilities:
Deferred loan costs	624	495
Interest rate swaps	492	—
Goodwill	456	416
Deferred servicing fees	327	219
Bond accretion	103	104
Total deferred tax liabilities	2,002	1,234
Net deferred tax asset	$5,512	$5,968